STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (FY) (Parenthetical) - shares		3 Months Ended	7 Months Ended
	Aug. 12, 2019	Sep. 30, 2019	Dec. 31, 2019
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Warrants issued (in shares)	7,000,000
Initial Public Offering [Member]
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Sale of Units (in shares)		25,000,000	25,000,000
Private Placement Warrants [Member]
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Warrants issued (in shares)	7,000,000	7,000,000	7,000,000
Class B [Member]
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Forfeiture of ordinary shares (in shares)		937,500	937,500